EARNINGS (LOSS) PER SHARE (Detail Textuals) - shares shares in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share options [Member]
Earnings per share [line items]
Options excluded from diluted weighted average number of ordinary shares	3,088	3,374	4,465
Restricted share units [Member]
Earnings per share [line items]
Options excluded from diluted weighted average number of ordinary shares	3,088	3,374	4,465
Performance Share Units [Member]
Earnings per share [line items]
Options excluded from diluted weighted average number of ordinary shares	3,088	3,374	4,465